OTHER SIGNIFICANT EVENTS DURING THE PERIOD	6 Months Ended
Jun. 30, 2026
Commitments and Contingencies Disclosure [Abstract]
OTHER SIGNIFICANT EVENTS DURING THE PERIOD
NOTE 10:	OTHER SIGNIFICANT EVENTS DURING THE PERIOD

a.	In January 2025, the Board of Directors approved the engagement with Dan Teleman as CEO. The CEO is entitled to a gross monthly salary in the amount of NIS 30 ($9) beginning January 7, 2025 and until March 2025. Beginning April 1, 2025, the CEO is entitled to a gross monthly salary of NIS 40 ($11), to be increased to NIS 70 ($22) as of and subject to consummation of the IPO until the first anniversary of the IPO, and thereafter to NIS 75 ($24) until the second anniversary of the IPO and to NIS 80 ($25) thereafter. Additionally, the CEO will be entitled to an annual bonus in between 10%-20% of his annual gross salary (the “CEO Annual Bonus”). The CEO is also entitled to other benefits such as reimbursement of expenses and certain bonus payments, including the “CEO IPO Bonus.

In January 2025, the Company granted the CEO and Oren Elmaliach, its Director of Finance, 318,856 share options and 27,681 share options, respectively, to purchase 346,537 Class Ordinary Shares at an exercise price of $6.05. The share options are to vest over a period of 36 months, commencing January 7, 2025, with the share options granted to the CEO vesting fully upon change of control, other than IPO, as defined in the option letter award agreement. In addition, the Company increased the maximum number of Ordinary Shares reserved for issuance under its 2019 Incentive Option Plan (the “2019 Plan”) by 477,008, from 246,170 Ordinary Shares to 723,178 Ordinary Shares.

In March 2025, the shareholders and the Board of Directors approved, subject to the consummation of the IPO, the following amendments to the agreement with the CEO (1) an increase in the CEO Annual Bonus from 10%-20% of his annual gross salary to 20%-30%; (2) one-time bonus of $75 if the Phase 3 clinical trial of NS002 successfully meets its primary end-point; and (3) an increase in the CEO IPO Bonus to NIS 240 ($66). In August 2025, following the consummation of the IPO, the Company paid the CEO the CEO IPO Bonus.

In July 24, 2026, the Company’s entered into a mutual separation agreement with Mr. Dan Teleman, pursuant to which he agreed to resign from his position of Chief Executive Officer of the Company and from the Company’s Board of Directors, effective July 22, 2026.(see Note 11).

b.	On March 17, 2025, the shareholders approved the following changes to the Company’s share capital, which took place on August 12, 2025, or the effective date of the registration statement on Form F-1 in connection with the IPO:

1.	All shares of Class A Ordinary Shares, Class A-1 Ordinary Shares, Class A-2 Ordinary Shares, Class A-3 Ordinary Shares, Class A-3A Ordinary Shares and Class A-3B Ordinary Shares were converted into Class Ordinary Shares on a ratio of 1-for-1;

2.	The par value of its Class Ordinary Shares was changed so that the Class Ordinary Shares have no par value; and

3.	The Company’s increased the authorized Class Ordinary Shares by 9,536 thousand shares. Following the increase, the Company’s authorized capital shares consisted of 22,802,000 shares of Class Ordinary Shares, no par value.

c.	On February 10, 2026, the Company entered into Securities Purchase Agreement, for a private placement of Ordinary Shares and Ordinary Warrants (see Note 1d).

d.	On March 5, 2026, the shareholders of the Company approved:

1.	An increase of the Company’s authorized share capital to 50,000,000 Ordinary Shares;

2.	A U.S subplan for U.S. persons to the 2019 Plan of up to 100,000 options;

3.	Equity grants to the non-executive directors of an aggregate amount of 30,000 options. The options have an exercise price of $5.38 and vest over four years in quarterly installments;

4.	An equity grant to the CFO of an aggregate amount of 126,197 options. The options have an exercise price of $7.56 and vest over a period of two years in sixteen equal installments; and

5.	A $50 milestone-based bonus to the CEO, which is contingent upon the successful completion of the Company’s Phase 2 clinical trial.

e.	On March 5, 2026, the Board of Directors approved the grants of an aggregate amount of 55,500 options to certain employees and advisors of the Company.